Annual Fund Operating Expenses - ETF - Vanguard US Liquidity Factor ETF - ETF Shares	Mar. 29, 2021
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.13%